Revenue and Receivables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
RevenueFromContractWithCustomerAndReceivables [Abstract]
Summary of Disaggregation of Revenue
The following tables presents the Company’s disaggregated revenue by offering and customer type for the periods presented:

	Three Months Ended March 31,
(in thousands)	2022	2021
Mission support	$12,770	$8,747
Launch support	36	692
Operations	192	644
Studies, design and other	122	411

Revenue	$13,120	$10,494

	Three Months Ended March 31,
(in thousands)	2022	2021
U.S. Government contracts
Fixed price	$8,492	$5,478
Cost-plus fee	2,272	676

	10,764	6,154

Foreign government contracts
Fixed price	556	543
Commercial contracts
Fixed price, U.S.	1,650	2,192
Fixed price, International	150	1,577
Cost-plus fee	—	28

	1,800	3,797

Revenue	$13,120	$10,494

The following tables presents the Company’s disaggregated revenue by offering and customer type for the periods presented:

	Years Ended December 31,
(in thousands)	2021	2020
Mission support	$37,109	$19,362
Launch support	1,144	1,304
Operations	2,039	2,558
Studies, design and other	614	1,655

Revenue	$40,906	$24,879

	Years Ended December 31,
(in thousands)	2021	2020
U.S. Government contracts
Fixed price	$17,036	$8,871
Cost-plus fee	4,912	3,053

	21,948	11,924

Foreign government contracts
Fixed price	4,623	884
Commercial contracts
Fixed price, U.S.	9,005	5,602
Fixed price, International	5,210	6,414
Cost-plus fee	120	55

	14,335	12,071

Revenue	$40,906	$24,879

Summary of Accounts Receivable, Allowance for Credit Loss
The following table presents changes in the allowance for credit losses for the periods presented:

	Three Months Ended March 31,
(in thousands)	2022	2021
Beginning balance	$(945)	$(635)
Adoption of CECL	(39)	—
Provision for credit losses	(26)	(99)
Write-offs	127	3

Ending balance	$(883)	$(731)

The following table presents changes in the allowance for credit losses for the periods presented:

	Years Ended December 31,
(in thousands)	2021	2020
Beginning balance	$(635)	$(116)
Provision for credit losses	(407)	(794)
Write-offs	97	275

Ending balance	$(945)	$(635)

Summary of Contract Assets Net, Recognized in Condensed Consolidated Balance Sheets
The following is a summary of contract assets, net, recognized in the condensed consolidated balance sheets as of the dates presented:

(in thousands)	March 31, 2022	January 1, 2022 (1)

Contract assets, gross	$3,685	$2,757
Allowance for credit losses	(76)	(82)

Contract assets, net	$3,609	$2,675

(1)	Balances reflected are subsequent to the adoption of CECL on January 1, 2022.